Blackberry Limited and Summary of Significant Accounting Policies and Critical Accounting Estimates (Tables)	12 Months Ended
Feb. 28, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Property, plant and equipment, net
Property, plant and equipment, net
Property, plant and equipment are stated at cost, less accumulated amortization. Amortization is provided using the following rates and methods:

Buildings, leasehold improvements and other	Straight-line over terms between 5 and 40 years
BlackBerry operations and other information technology	Straight-line over terms between 3 and 5 years
Manufacturing, repair and research and development equipment	Straight-line over terms between 1 and 5 years
Furniture and fixtures	Declining balance at 20% per annum
Property, plant and equipment are stated at cost, less accumulated amortization. Amortization is provided using the following rates and methods:

Buildings, leasehold improvements and other	Straight-line over terms between 5 and 40 years
BlackBerry operations and other information technology	Straight-line over terms between 3 and 5 years
Manufacturing, repair and research and development equipment	Straight-line over terms between 1 and 5 years
Furniture and fixtures	Declining balance at 20% per annum

Intangible Assets
Intangible assets with definite lives are stated at cost, less accumulated amortization. Amortization is provided on a straight-line basis over the following terms:

Acquired technology	Between 3 and 10 years
Intellectual property	Between 1 and 17 years
Other acquired intangibles	Between 2 and 10 years
Intangible assets comprised the following:

	As at February 28, 2018
	Cost	Accumulated Amortization	Net Book Value
Acquired technology	$682	$512	$170
Intellectual property	411	212	199
Other acquired intangibles	197	89	108
	$1,290	$813	$477

	As at February 28, 2017
	Cost	Accumulated Amortization	Net Book Value
Acquired technology	$676	$446	$230
Intellectual property	418	184	234
Other acquired intangibles	197	59	138
	$1,291	$689	$602

Other acquired intangibles include items such as customer relationships and brand.